LOANS - SUMMARY OF LOANS MADE TO RELATED PARTIES (Details) - The Bank - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of loans made to related parties
Beginning balance	$ 791	$ 854
New loans	377
Effect of changes in related parties	(120)
Repayments	(268)	(63)
Ending balance	$ 780	$ 791